SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating Leases
2023	$ 74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$ 285,718
Operating lease, weighted average remaining lease term	3 years 8 months 1 day	4 years 8 months 1 day
Weighted-average discount rate	10.00%	10.00%
Lease liabilities, current	$ 240,625
Lease liabilities—current	53,200	$ 46,091
Lease liabilities—long-term	187,425	$ 240,625
Lease liabilities—total	240,625
Difference between undiscounted and discounted cash flows	$ 45,093